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                        SUPPLEMENT DATED JUNE 13, 2000
                                      TO
                 PROSPECTUSES AND SUPPLEMENT DATED MAY 1, 2000

This Supplement is intended to be distributed with prospectuses and supplements dated May 1, 2000 for certain variable life insurance policies and variable annuity contacts issued on or before May 1, 2000 by John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, or Investors Partner Life Insurance Company. The variable life insurance policies involved bear the title "Variable Estate Protection", "Variable Estate Protection II", "Majestic Variable Estate Protection", "Majestic Variable Estate Protection 98", "Medallion Variable Life", "Medallion Executive Variable Life", "Medallion Executive Variable Life II", "Medallion Executive Variable Life III", "Majestic Variable Universal Life", "Majestic Variable Universal Life 98", "Variable Master Plan Plus", "Investors Partner Variable Life", "Flex V-1" or "Flex V-2". The variable annuity contracts involved bear the title "Accommodator Variable Annuity", "Independence 2000 Variable Annuity", or "Marketplace Variable Annuity".


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 .  The Global Equity variable investment option has been renamed the
   "International Opportunities II" variable investment option.

 . When you invest money in the International Opportunities II variable investment option, we invest your money in the corresponding Fund of the John Hancock Variable Series Trust I ("Trust"). The name of that Fund has been renamed the "International Opportunities II" Fund.

 .  The International Opportunities II Fund is managed by Rowe Price-Fleming
   International, Inc.

   The supplement is accompanied with a prospectus supplement dated June 13,
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2000 for the Trust that contains detailed information about the International
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Opportunities II Fund. Be sure to read that prospectus supplement before
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selecting the International Opportunities II investment option.
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